Investment Securities (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Investment Securities
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2020 and 2019.

	At March 31,
	2020	2019
	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥260,079	¥280,246
Japanese municipal bonds	22,300	—

Total domestic	282,379	280,246

Foreign:
Bonds issued by other governments and official institutions (1)	37,358	36,827
Other debt instruments	1,034	1,841

Total foreign	38,392	38,668

Total debt instruments at amortized cost	¥320,771	¥318,914

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥6,785,068	¥5,027,695
Japanese municipal bonds	240,382	99,164
Japanese corporate bonds	579,293	328,978
Other debt instruments	310	26

Total domestic	7,605,053	5,455,863

Foreign:
U.S. Treasury and other U.S. government agency bonds	4,494,686	4,426,635
Bonds issued by other governments and official institutions (1)	2,930,806	2,121,407
Mortgage-backed securities	2,807,813	1,043,987
Other debt instruments	215,806	285,329

Total foreign	10,449,111	7,877,358

Total debt instruments at fair value through other comprehensive income	¥18,054,164	¥13,333,221

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,024,731	¥3,729,120
Foreign equity instruments	464,720	443,772

Total equity instruments at fair value through other comprehensive income	¥3,489,451	¥4,172,892

Total investment securities	¥21,864,386	¥17,825,027

Schedule of Equity Instruments at Fair Value through Other Comprehensive Income
Equity instruments at fair value through other comprehensive income at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Listed	¥2,770,473	¥3,453,493
Unlisted	718,978	719,399

Total equity instruments at fair value through other comprehensive income	¥3,489,451	¥4,172,892

Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income
The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2020 and 2019 mainly consisted of the following:

At March 31, 2020
(In millions)
TOYOTA MOTOR CORPORATION	¥253,113
DAIKIN INDUSTRIES, LTD.	118,530
East Japan Railway Company	61,377
Kotak Mahindra Bank Limited	61,215
FUJIFILM Holdings Corporation	56,991
NIPPON PAINT HOLDINGS CO., LTD.	56,598
DAIICHI SANKYO COMPANY, LIMITED	50,911
KUBOTA CORPORATION	49,742
Central Japan Railway Company	49,208
West Japan Railway Company	47,334
DAIWA HOUSE INDUSTRY CO., LTD.	43,154
Japan Exchange Group, Inc.	42,332
Ares Management Corporation	40,825
MITSUI & CO., LTD.	38,590
Murata Manufacturing Co., Ltd.	37,355
Sumitomo Realty & Development Co., Ltd.	36,263
Seven & i Holdings Co., Ltd.	35,165
NIDEC CORPORATION	34,006
ITOCHU Corporation	32,592
SG HOLDINGS CO., LTD.	32,420
KOMATSU LTD.	31,721
BRIDGESTONE CORPORATION	29,907
Asahi Group Holdings, Ltd.	28,178
DAIFUKU CO., LTD.	27,951
Shionogi & Co., Ltd.	24,433
Mitsui Fudosan Co., Ltd.	24,284
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	19,945
KOITO MANUFACTURING CO., LTD.	19,893
ASAHI KASEI CORPORATION	19,430
Makita Corporation	19,229
GMO Payment Gateway, Inc.	18,962
Oji Holdings Corporation	18,336
Chubu Electric Power Company, Incorporated	18,225
Stanley Electric Co., Ltd.	17,294
MINEBEA MITSUMI Inc.	16,501
TOHO GAS CO., LTD.	16,191
SHIMANO INC.	15,440
OLYMPUS CORPORATION	15,147
NISSIN FOODS HOLDINGS CO., LTD.	14,580
Tokyo Electric Power Company Holdings, Incorporated	13,545
The Kansai Electric Power Company, Incorporated	13,393
Sekisui House, Ltd.	13,325
Hankyu Hanshin Holdings, Inc.	13,020
Idemitsu Kosan Co., Ltd.	12,744
OMRON Corporation	12,331
NIPPON STEEL CORPORATION	12,112
TORAY INDUSTRIES, INC.	11,970
Sotetsu Holdings, Inc.	11,354
Odakyu Electric Railway Co., Ltd.	11,169
BROTHER INDUSTRIES, LTD.	11,129
Others	1,061,013

Total listed equity instruments at fair value through other comprehensive income	¥2,770,473

At March 31, 2019
(In millions)
TOYOTA MOTOR CORPORATION	¥252,568
DAIKIN INDUSTRIES, LTD.	116,730
East Japan Railway Company	87,245
Central Japan Railway Company	85,614
Kotak Mahindra Bank Limited	70,472
Sumitomo Realty & Development Co., Ltd.	63,113
KUBOTA CORPORATION	57,592
DAIWA HOUSE INDUSTRY CO., LTD.	56,716
West Japan Railway Company	53,370
FUJIFILM Holdings Corporation	52,747
KOMATSU LTD.	45,847
Asahi Group Holdings, Ltd.	45,145
Japan Exchange Group, Inc.	44,534
MITSUI & CO., LTD.	44,109
NIPPON PAINT HOLDINGS CO., LTD.	43,499
DAIICHI SANKYO COMPANY, LIMITED	42,908
NIDEC CORPORATION	42,531
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	42,506
Mitsui Fudosan Co., Ltd.	41,285
Seven & i Holdings Co., Ltd.	41,065
SG HOLDINGS CO., LTD.	40,635
BRIDGESTONE CORPORATION	38,394
Murata Manufacturing Co., Ltd.	37,628
ASAHI KASEI CORPORATION	34,722
NIPPON STEEL & SUMITOMO METAL CORPORATION (1)	34,161
KOITO MANUFACTURING CO., LTD.	34,126
Shionogi & Co., Ltd.	31,487
ITOCHU Corporation	29,104
Recruit Holdings Co., Ltd.	28,449
Chubu Electric Power Company, Incorporated	25,830
Tokyo Electric Power Company Holdings, Incorporated	25,149
Stanley Electric Co., Ltd.	24,131
DAIFUKU CO., LTD.	23,503
Makita Corporation	22,361
Oji Holdings Corporation	21,756
GMO Payment Gateway, Inc.	19,663
TORAY INDUSTRIES, INC.	19,102
Idemitsu Kosan Co., Ltd.	19,054
The Kansai Electric Power Company, Incorporated	18,161
SHIMANO INC.	18,000
MINEBEA MITSUMI Inc.	17,002
TOHO GAS CO., LTD.	16,422
HOUSE FOODS GROUP INC.	16,323
KAJIMA CORPORATION	15,966
Mazda Motor Corporation	15,924
TOYOTA TSUSHO CORPORATION	15,320
BROTHER INDUSTRIES, LTD.	15,152
SUMITOMO CHEMICAL COMPANY, LIMITED	15,051
Hankyu Hanshin Holdings, Inc.	14,865
Sanwa Holdings Corporation	14,809
Others	1,421,647

Total listed equity instruments at fair value through other comprehensive income	¥3,453,493

(1)	NIPPON STEEL & SUMITOMO METAL CORPORATION changed its trade name to NIPPON STEEL CORPORATION on April 1, 2019.

Schedule of Fair Value of Equity Instruments Measured at Fair Value through Other Comprehensive Income at Date of Derecoginititon And Cumulative Gain on Disposal
The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥210,047	¥275,410
Cumulative gain on disposal	94,443	93,574